SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

In February 2020, the Company granted RSUs to purchase an aggregate of up to 653,068 Class A shares to its employees pursuant to the 2016 Plan.

From January 1 through March 25, 2020 the Company repurchased 3,173,849 Class A shares at an average price of $33.91 per share, for a total amount of $107.6.

In February and March 2020, the Company completed an offering of $1,250 (RUB 82,909 at the exchange rate as of sale date) in aggregate principal amount of 0.75% convertible senior notes due 2025 at par. Interest at an annual rate of 0.75% payable semiannually on March 3rd and September 3rd of each year, beginning on September 3rd, 2020. The Notes are convertible into Class A ordinary shares of the Company based on an initial conversion price of one Class A share per $60.0751 principal amount of Notes. The Company may not redeem the Notes prior to maturity, except in specified circumstances, including if, at any time from March 18, 2023, the value of a Share exceeds 130% of the then prevailing conversion price for a specified period of time or if, at any time, Notes representing 85% or more of the aggregate principal amount of the Notes originally issued shall have been previously converted and/or repurchased and cancelled.

On March 11, 2020, the World Health Organization characterized the novel coronavirus disease (“COVID-19”) as a global pandemic; the first confirmed case in Russia was reported on March 2, 2020. There is significant uncertainty as to the likely effects of this disease and governmental and social actions in response to it. The Company expects that the ultimate significance of the impact of COVID-19 on its businesses will vary, but will generally depend on the extent of governmental measures affecting day-to-day life and the length of time that such measures remain in place to respond to COVID-19. The Company has preliminarily analyzed the effect of COVID-19 and concluded that there was no significant impact on the Company’s financial position up to the date of this report.

In March 2020, the Russian economy was negatively impacted by a significant drop in crude oil prices and a significant depreciation of the Russian ruble, from RUB 61.9057 to $1 as of December 31, 2019 to RUB 77.7325 to $1.00 as of March 30, 2020.

The combination of the above resulted in reduced access to capital, a higher cost of capital, increased inflation, uncertainty regarding economic growth and COVID-19, which could negatively affect the Company’s future financial position, results of operations and business prospects.